Additional Information-Financial Statement Schedule I - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 130,697	$ 201,557	$ 148,944	$ 131,087
Prepaid expenses and other current assets	5,245	6,768
Total current assets	185,824	309,996
Long-term investments-equity method investments	4,268	7,766
Deferred tax assets non-current	797	455
Total assets	193,565	321,338
Current liabilities:
Accrued expenses and other current liabilities	12,305	9,313
Deferred revenue-current	7,473	7,745
Dividend payable	76,999	33,172
Total current liabilities	106,280	108,812
Total Liabilities	110,402	111,016
Equity:
Ordinary shares	30	29
Additional paid-in capital	29,724	126,583
Retained earnings	6,765	36,401
Accumulated other comprehensive income	26,083	25,735
Total China Digital TV Holding Co., Ltd. shareholders' equity	80,458	206,442
TOTAL LIABILITIES AND EQUITY	193,565	321,338
Total China Digital TV Holding Co., Ltd Shareholders' equity
Current assets:
Cash and cash equivalents	4,918	7,132	22,803	33,687
Accounts due from subsidiaries, VIE and VIE's subsidiaries-current	1,238	997
Dividend receivable	26,501
Prepaid expenses and other current assets	102	90
Total current assets	32,759	8,219
Accounts due from subsidiaries, VIE and VIE's subsidiaries-non-current	58,090	90,480
Long-term investments-equity method investments		5,065
Investment in subsidiaries and VIE	68,235	137,113
Deferred tax assets non-current	138	69
Total assets	159,222	240,946
Current liabilities:
Accrued expenses and other current liabilities	670	468
Deferred revenue-current	1,095	864
Dividend payable	76,999	33,172
Total current liabilities	78,764	34,504
Total Liabilities	78,764	34,504
Equity:
Ordinary shares	30	29
Additional paid-in capital	29,724	126,583
Retained earnings	24,621	54,095
Accumulated other comprehensive income	26,083	25,735
Total China Digital TV Holding Co., Ltd. shareholders' equity	80,458	206,442
TOTAL LIABILITIES AND EQUITY	$ 159,222	$ 240,946